Condensed Financial Information of the Parent Company - Summary of Cash Flow Statement (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) generated from operating activities	¥ (349,793)	$ (49,510)	¥ (389,034)	¥ (867,982)	$ (122,855)	¥ (280,705)	¥ (252,157)
Net cash (used in) generated from investing activities	30,354	4,298	158,056	212,462	30,072	9,500	(157,665)
Net cash generated from financing activities	653,798	92,539	(30,000)	152,709	21,615	1,479,669	758,585
Effect of exchange rate changes on cash and cash equivalents	32,389	4,584	(3,093)	15,163	2,146	59,754	(132)
Net increase (decrease) in cash and cash equivalents and restricted cash	366,748	51,911	(264,071)	(487,648)	(69,022)	1,268,218	348,631
Cash, cash equivalents, and restricted cash, beginning of year	1,193,283	168,898	1,680,931	1,680,931	237,920	412,713	64,082
Cash, cash equivalents, and restricted cash, end of the year	1,560,031	220,808	1,416,860	1,193,283	168,898	1,680,931	412,713
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) generated from operating activities				(528,322)	(74,779)	40,232	(132,732)
Net cash (used in) generated from investing activities				449,592	63,636	(1,032,483)	(356,635)
Net cash generated from financing activities				183,536	25,978	1,498,669	475,224
Effect of exchange rate changes on cash and cash equivalents				11,229	1,589	62,587	4,697
Net increase (decrease) in cash and cash equivalents and restricted cash				116,035	16,424	569,005	(9,446)
Cash, cash equivalents, and restricted cash, beginning of year	¥ 719,269	$ 101,806	¥ 603,234	603,234	85,382	34,229	43,675
Cash, cash equivalents, and restricted cash, end of the year				¥ 719,269	$ 101,806	¥ 603,234	¥ 34,229